Consolidated Statements of Changes In Shareholders' Equity	CAD ($) shares	Datum Consulting Group, LLC CAD ($)	Trafic 3W inc CAD ($)	Subordinate Voting Shares and Multiple Voting Shares shares	Subordinate Voting Shares CAD ($) shares	Subordinate Voting Shares Matricis Informatique Inc. CAD ($) shares	Subordinate Voting Shares Alithya Travercent LLC shares	Subordinate Voting Shares Askida Inc. CAD ($) shares	Share Capital CAD ($)	Share Capital Datum Consulting Group, LLC CAD ($)	Share Capital Trafic 3W inc CAD ($)	Share Capital Subordinate Voting Shares and Multiple Voting Shares CAD ($)	Share Capital Subordinate Voting Shares CAD ($) shares	Share Capital Subordinate Voting Shares Matricis Informatique Inc. shares	Share Capital Subordinate Voting Shares Alithya Travercent LLC shares	Share Capital Subordinate Voting Shares Datum Consulting Group, LLC CAD ($) shares	Share Capital Subordinate Voting Shares Trafic 3W inc CAD ($)	Deficit CAD ($)	Accumulated Other Comprehensive Income (loss) CAD ($)	Contributed Surplus CAD ($)	Contributed Surplus Subordinate Voting Shares CAD ($)	Shares outstanding shares	Shares outstanding Datum Consulting Group, LLC shares	Shares outstanding Trafic 3W inc shares
Balance (in shares) at Mar. 31, 2021 | shares	58,695,438												51,373,822
Balance at Mar. 31, 2021	$ 108,012,000								$ 197,537,000									$ (96,190,000)	$ (508,000)	$ 7,173,000
Profit (loss)	(15,548,000)																	(15,548,000)
Other comprehensive income	(439,000)																		(439,000)
Comprehensive loss	(15,987,000)																	(15,548,000)	(439,000)
Share-based compensation	1,792,000																			1,792,000
Share-based compensation granted on business acquisition	1,524,000																			1,524,000
Issuance of Subordinate Voting Shares (in shares) | shares						157,882	376,250	300,192														25,182,676
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs	80,585,000					$ 600,000		$ 1,086,000	80,585,000
Issuance of Subordinate Voting Shares for private placement (shares) | shares																						8,143,322
Issuance of Subordinate Voting Shares in consideration of the acquisition of Trafic 3W inc., net of share issuance costs	24,686,000								24,686,000
Shares repurchased for cancellation (shares) | shares																						(349,400)
Shares purchased for cancellation	(1,160,000)								(1,244,000)									84,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares) | shares																						834,324
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0								2,935,000											(2,935,000)
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options (in shares) | shares				155,382
Issuance of Multiple Voting Shares from exercise of stock options												$ 528,000
Issuance of Multiple Voting Shares from exercise of stock options					$ 299,000								$ 10,000								$ (229,000)
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares					63,874								63,874
Issuance of Multiple Voting Shares from exercise of stock options													$ 195,000								(195,000)
Total contributions by, and distributions to, shareholders	$ (107,726,000)								(107,685,000)									84,000		43,000
Total contributions by, and distributions to, shareholders (in shares) | shares	34,030,178
Balance at Mar. 31, 2022	$ 199,751,000								305,222,000									(111,654,000)	(947,000)	7,130,000
Balance (in shares) at Mar. 31, 2022 | shares	92,725,616												85,554,000
Profit (loss)	$ (30,097,000)																	(30,097,000)
Other comprehensive income	5,557,000																		5,557,000
Comprehensive loss	(24,540,000)																	(30,097,000)	5,557,000
Share-based compensation	3,745,000	$ 2,644,000																		3,745,000
Share-based compensation granted on business acquisition	2,995,000																			2,995,000
Issuance of Subordinate Voting Shares (in shares) | shares														157,882	580,500	1,867,262							1,867,262	83,449
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs		$ 5,528,000	$ 276,000			$ 600,000				$ 5,528,000	$ 276,000					$ 5,528,000	$ 276,000
Shares repurchased for cancellation (shares) | shares																						(371,525)
Shares purchased for cancellation	(1,033,000)								(1,303,000)									270,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares) | shares																						738,382
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0								1,708,000											(1,708,000)
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options (in shares) | shares				152,632
Issuance of Multiple Voting Shares from exercise of stock options					$ 346,000								$ 0
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares					152,632
Issuance of Multiple Voting Shares from exercise of stock options													$ 536,000								$ (190,000)
Total contributions by, and distributions to, shareholders	$ (11,857,000)								(6,745,000)									270,000		(4,842,000)
Total contributions by, and distributions to, shareholders (in shares) | shares	2,470,200
Balance at Mar. 31, 2023	$ 187,068,000								$ 311,967,000									$ (141,481,000)	$ 4,610,000	$ 11,972,000
Balance (in shares) at Mar. 31, 2023 | shares	95,195,816												87,871,568